SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2019	2020
Cash and cash equivalents	$1,283	$19,630
Restricted cash	13,091	14,457
Restricted cash – non-current	358	—
Total cash, cash equivalents and restricted cash shown in the statements of cash flow	$14,732	$34,087

Schedule of property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Server & Network Equipment	3 years
Computer equipment and application software	2‑3 years
Furniture and vehicles	3-5 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Summary of effect on consolidated balance sheet as a result of adopting ASC 842

	As of
	December		As of
	31,	Effect of	January
	2018	Adoption	1, 2019
Right-of-use assets	$—	$3,441	$3,441
Operating lease liabilities - current	—	(1,529)	(1,529)
Operating lease liabilities - non-current	—	(899)	(899)
Prepaid expenses and other current assets	10,801	(1,013)	9,788
Accrued expenses and other current liabilities	(22,411)	—	(22,411)